Vessels, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 5 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	6,274	(71,930)	(65,656)
Balance June 30, 2022	$3,226,901	$(439,987)	$2,786,914

During the six month periods ended June 30, 2022 and 2021, the Company capitalized certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $6,274 and $4,865, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the condensed Consolidated Statements of Cash Flows (see Note 13 – Transactions with related parties and affiliates).

Acquisition of Vessels

2021

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000 (see Note 13 – Transactions with related parties and affiliates).

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for a purchase price of $28,567 (including $67 capitalized expenses) (see Note 13 – Transactions with Related Parties).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500 (see Note 13 – Transactions with related parties and affiliates).

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766) (see Note 13 – Transactions with related parties and affiliates).

The acquisition of the individual vessels from Navios Holdings (except for the Navios Koyo) and Navios Acquisition was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels. Management accounted for each acquisition as an asset acquisition under ASC 805.

Sale of Vessels

2021

On March 25, 2021, the Company sold the Joie N, a 2011-built Ultra-Handymax vessel of 56,557 dwt, to an unrelated third party, for a net sale price of $8,190.

On February 10, 2021, the Company sold the Castor N, a 2007-built Containership of 3,091 TEU to an unrelated third party for a net sale price of $8,869.

On January 28, 2021, the Company sold the Solar N, a 2006-built Containership of 3,398 TEU to an unrelated third party for a net sale price of $11,074.

On January 13, 2021, the Company sold the Esperanza N, a 2008-built Containership of 2,007 TEU to an unrelated third party for a net sale price of $4,559.

Following the sale of the vessels during the period ended June 30, 2021, the aggregate amount of $511, was presented under the caption “Loss on sale of vessels” in the condensed Consolidated Statements of Operations.

Vessels agreed to be sold

In February 2022, Navios Partners agreed to sell the Navios Utmost and the Navios Unite, two 2006-built Containerships of 8,204 TEU each, to an unrelated third party, for an aggregate sale price of $220,000. In September 2022, Navios Partners completed the sale of the Navios Utmost. The sale of the Navios Unite is expected to be completed in September 2022.